Property and Equipment - Additional Information (Details) $ in Thousands		1 Months Ended			3 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2021 USD ($)	Feb. 05, 2021 USD ($)	Feb. 28, 2019 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) rig	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 25, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, at cost			$ 1,155,725		$ 1,518,663		$ 1,518,663	$ 1,518,663	$ 1,518,663		$ 4,777,697	$ 10,306,625
Loss on impairment			0				0			$ 1,119,517	3,915,408	615,294	$ 802,133
Capital expenditures											148,200	306,400	281,300
Capitalized interest on construction-in-progress											$ 0	9,600	$ 2,900
Number of rigs sold | rig											6
Rigs sold, net book value											$ 17,100
Total proceeds											26,700
Gain on sale of rigs											8,900
Property Damage Insurance Coverage Deductible Amount								10,000
Property Damage Insurance Coverage Limit Amount Per Claim								50,000
Hurricane losses					10,441		10,441
Held for sale, not discontinued operations | Jackup Rigs In Saudi Arabia
Property, Plant and Equipment [Line Items]
Purchase and Sale Agreement, consideration														$ 292,400
Number of rigs classified as held for sale | rig									4
Purchase and Sale Agreement covenant, period for purposes of drilling gas wells									1 year
Purchase and Sale Agreement covenant, period for purposes of drilling oil wells									2 years
Drilling equipment and facilities
Property, Plant and Equipment [Line Items]
Property and equipment, at cost					1,396,570		1,396,570	1,396,570	$ 1,396,570		4,476,960	10,014,314
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, at cost			$ 75,159		110,972		110,972	110,972	110,972		99,812	88,904
Other
Property, Plant and Equipment [Line Items]
Property and equipment, at cost					11,121		11,121	$ 11,121	$ 11,121		$ 200,925	$ 203,407
Drillships
Property, Plant and Equipment [Line Items]
Loss on impairment						$ 1,100,000				$ 1,100,000
Rig, Noble Joe Knight
Property, Plant and Equipment [Line Items]
Purchase price of asset acquired				$ 83,800
Cash paid to acquire asset	$ 30,200
Rig Noble Globetrotter II
Property, Plant and Equipment [Line Items]
Hurricane losses					$ 5,400		$ 5,400
Seller loans: | Seller-financed secured loan due February 2023
Property, Plant and Equipment [Line Items]
Financed value		$ 53,600		$ 53,600